UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: 1/31

Date of reporting period: July 1, 2004–June 30, 2005

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07435
Reporting Period: 07/01/2004 - 06/30/2005
Smith Barney Allocation Series Inc.

=========== SMITH BARNEY ALLOCATION SERIES INC. - BALANCED PORTFOLIO ===========

The Series of the Registrant did not hold any voting  securities and accordingly did not vote any proxies during the reporting period.

========= SMITH BARNEY ALLOCATION SERIES INC. - CONSERVATIVE PORTFOLIO =========

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

============ SMITH BARNEY ALLOCATION SERIES INC. - GLOBAL PORTFOLIO ============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

============ SMITH BARNEY ALLOCATION SERIES INC. - GROWTH PORTFOLIO ============

MANPOWER INC.

Ticker:       MAN            Security ID:  56418H100
Meeting Date: APR 26, 2005   Meeting Type: Annual
Record Date:  FEB 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director J. Thomas Bouchard        For       For        Management
1.2   Elect  Director Rozanne L. Ridgway        For       For        Management
1.3   Elect  Director Edward J. Zore            For       For        Management
2     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
3     Amend Omnibus Stock Plan                  For       For        Management

========= SMITH BARNEY ALLOCATION SERIES INC. - HIGH GROWTH PORTFOLIO ==========

MANPOWER INC.

Ticker:       MAN            Security ID:  56418H100
Meeting Date: APR 26, 2005   Meeting Type: Annual
Record Date:  FEB 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director J. Thomas Bouchard        For       For        Management
1.2   Elect  Director Rozanne L. Ridgway        For       For        Management
1.3   Elect  Director Edward J. Zore            For       For        Management
2     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
3     Amend Omnibus Stock Plan                  For       For        Management

============ SMITH BARNEY ALLOCATION SERIES INC. - INCOME PORTFOLIO ============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

============ SMITH BARNEY ALLOCATION SERIES INC. - SELECT BALANCED =============
============                       PORTFOLIO                       =============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

============= SMITH BARNEY ALLOCATION SERIES INC. - SELECT GROWTH ==============
=============                      PORTFOLIO                      ==============

MANPOWER INC.

Ticker:       MAN            Security ID:  56418H100
Meeting Date: APR 26, 2005   Meeting Type: Annual
Record Date:  FEB 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director J. Thomas Bouchard        For       For        Management
1.2   Elect  Director Rozanne L. Ridgway        For       For        Management
1.3   Elect  Director Edward J. Zore            For       For        Management
2     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
3     Amend Omnibus Stock Plan                  For       For        Management

=========== SMITH BARNEY ALLOCATION SERIES INC. - SELECT HIGH GROWTH ===========
===========                        PORTFOLIO                         ===========

MANPOWER INC.

Ticker:       MAN            Security ID:  56418H100
Meeting Date: APR 26, 2005   Meeting Type: Annual
Record Date:  FEB 15, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director J. Thomas Bouchard        For       For        Management
1.2   Elect  Director Rozanne L. Ridgway        For       For        Management
1.3   Elect  Director Edward J. Zore            For       For        Management
2     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
3     Amend Omnibus Stock Plan                  For       For        Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Allocation Series Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

President, Chairman and

Chief Executive Officer of

Smith Barney Allocation Series Inc.

Date: August 22, 2005